BENEFIT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee contribution limit per calendar year (as a percent of pre-tax earnings)	50.00%
Employer contribution limit per calendar year (as a percent of compensation)	3.00%
Employer contribution per dollar employee contributes up to contribution limit	50.00%
United States
Defined Contribution Plan Disclosure
Defined contribution plan contributions	$ 10.0	$ 9.1	$ 7.5
All Other Countries
Defined Contribution Plan Disclosure
Defined contribution plan contributions	$ 2.1	$ 2.5	$ 2.5